Schedule of accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable And Accrued Liabilities
Accounts payable	$ 1,440	$ 2,614
Accrued liablities	732	2,182
VAT payable	96	30
Total	$ 2,268	$ 4,826